INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Area
	Year ended December 31,
	2018	2017	2016
USA	52%	52%	49%
Japan	34	32	36
Asia *	10	12	12
Europe	4	4	3
Total	100%	100%	100%
* Represents revenues from individual countries of less than 10% each.
Schedule of Long-Lived Assets by Geographic Area
Substantially all of Tower’s long-lived assets are located in Israel, substantially all of Jazz’s and TJT’s long-lived assets are located in the United States and substantially all of TPSCo’s long-lived assets are located in Japan.

	As of December 31,
	2018	2017
Israel	$215,419	$218,810
United States	239,462	214,393
Japan	202,353	201,921
Total	$657,234	$635,124

Schedule of Revenues of Major Customers
	Year ended December 31,
	2018	2017	2016
Customer A	33%	30%	35%
Customer B	7	12	12
Other customers *	16	15	14